Nature of Operations (Schedule of Details of Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Impairment [Line Items]
Total		$ 872		$ 1,179
Reorganization and impairment		(4,059)	[1]	138	[1]
Cost of Revenues	$ 47,966	46,738	[1]	37,549	[1]
Inventory write-off and other [Member]
Impairment [Line Items]
Cost of Revenues		4,931		1,041
Impairment charge with respect of intangible assets [Member]
Impairment [Line Items]
Reorganization and impairment				1,595
Revaluation of OCS liabilities [Member]
Impairment [Line Items]
Reorganization and impairment		(4,962)	[2]	(1,457)
Other [Member]
Impairment [Line Items]
Reorganization and impairment		$ 903

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19
[2]	see Note 10E